Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	2,500,000,000	2,500,000,000	416,744,314
Common stock, share issued	462,742,812	450,180,479	78,410,162
Common stock, share outstanding	462,742,812	450,180,479	78,410,162
Series A Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		0	62,496,074
Preferred shares, shares issued		0	62,496,074
Preferred shares, shares outstanding		0	62,496,074
Series B Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		0	108,599,827
Preferred shares, shares issued		0	108,293,846
Preferred shares, shares outstanding		0	108,293,846
Series C Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001
Preferred shares, shares authorized		0	44,394,177
Preferred shares, shares issued		0	44,275,586
Preferred shares, shares outstanding		0	44,275,586
Series D Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001
Preferred shares, shares authorized		0	24,012,173
Preferred shares, shares issued		0	23,312,786
Preferred shares, shares outstanding		0	23,312,786
Series E Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		0	39,575,426
Preferred shares, shares issued		0	39,575,426
Preferred shares, shares outstanding		0	39,575,426
Series E1 Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		0	5,890,047
Preferred shares, shares issued		0	5,890,047
Preferred shares, shares outstanding		0	5,890,047